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             [Skadden, Arps, Slate, Meagher & Flom LLP Letterhead]



                                                                  June 18, 2008



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549



        Re: Van Kampen Equity Trust -
            Preliminary Proxy Materials


Ladies and Gentlemen:


        Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(a) of the General Rules and Regulations promulgated thereunder, Van Kampen Equity Trust, on behalf of its series, Van Kampen Disciplined Small Cap Value Fund hereby files via EDGAR a copy of its preliminary proxy materials. No filing fee is paid herewith because no filing fee is required.


        If you have any questions regarding the foregoing, please contact the undersigned at (312) 407-0863 or Elizabeth Nelson at (630) 684-6301.


                                Very truly yours,

                                /s/ Charles B. Taylor
                                    -----------------------------
                                    Charles B. Taylor


Enclosures